CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2023
CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Schedule of reconciliation of cash, cash equivalents, and restricted cash

	Years ended December 31,
	2022	2023
Cash and cash equivalents	$3,308	$4,834
Restricted cash (Note i)	4,362	5,221
Total cash, cash equivalents, and restricted cash shown in the consolidated statements of cash flows	$7,670	$10,055

(Note i) Restricted cash required by department of education and the deposits necessary to secure lines of credit from financial institutions.